Schedule of Accounts Payables and Accrued Liabilities (Details) - SGD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Accounts payable	$ 4	$ 79	$ 67
Other payables	239	21
Accrued expenses	137	168	24
Deposits received	98	99	89
Deferred revenue	360	352	462
Accounts payables and accrued liabilities	$ 838	$ 719	$ 642